GOODWILL - Changes in the net carrying amount of goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
GOODWILL
Goodwill at beginning of year	$ 2,725.4
Impairment losses	30.0	$ 40.1	$ 85.0
Goodwill at end of year	2,695.8	2,725.4
Cost
GOODWILL
Goodwill at beginning of year	5,688.2	5,601.1
Business acquisitions	0.4	87.1
Goodwill at end of year	5,688.6	5,688.2	5,601.1
Accumulated amortization and impairment losses
GOODWILL
Goodwill at beginning of year	(2,962.8)	(2,922.7)
Impairment losses	30.0	40.1
Goodwill at end of year	$ (2,992.8)	$ (2,962.8)	$ (2,922.7)